                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2003

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                San Diego, CA           4/17/2006
------------------------------------           -------------           ---------
[Signature]                                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           64
Form 13F Information Table Value Total:     $245,759
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                          Form 13-F Information Table
                              as of March 31, 2003

                                                                VOTING AUTHORITY

                           TITLE                     VALUE    SHARES/   SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER           OF CLASS       CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------           --------   ------------   --------   -------   ---   ----   -------   ----------   -------   ------   ----
AT&T CORP                COM        001957 50 5    583          36000   SH           DEFINED   Nos. 1 & 2     36000
AT&T WIRELESS            COM        00209A 10 6    615          93000   SH           DEFINED   Nos. 1 & 2     93000
ABBOTT LABORATORIES      COM        002824 10 0    3009         80000   SH           DEFINED   Nos. 1 & 2     80000
ALBERTSONS INC           COM        013104 10 4    943          50000   SH           DEFINED   Nos. 1 & 2     50000
ALLEGHENY ENERGY         COM        017361 10 6    435          70000   SH           DEFINED   Nos. 1 & 2     70000
ALTRIA GROUP INC         COM        02209S 10 3    8988        300000   SH           DEFINED   Nos. 1 & 2    300000
AMER ELEC PWR            COM        025537 10 1    914          40000   SH           DEFINED   Nos. 1 & 2     40000
AMGEN INC                COM        031162 10 0    2302         40000   SH           DEFINED   Nos. 1 & 2     40000
BRITISH PETROLEUM        COM        055622 10 4    965          25000   SH           DEFINED   Nos. 1 & 2     25000
BANK AMER CORP           COM        060505 10 4    8556        128000   SH           DEFINED   Nos. 1 & 2    128000
BANK ONE CORP            COM        06423A 10 3    6924        200000   SH           DEFINED   Nos. 1 & 2    200000
BEAR STEARNS             COM        073902 10 8    3444         53000   SH           DEFINED   Nos. 1 & 2     53000
CALPINE                  COM        131347 10 6    33           10000   SH           DEFINED   Nos. 1 & 2     10000
CAPITAL ONE FINANCIAL    COM        14040H 10 5    3001        100000   SH           DEFINED   Nos. 1 & 2    100000
CATERPILLLAR INC         COM        149123 10 1    738          15000   SH           DEFINED   Nos. 1 & 2     15000
CHUBB CORP               COM        171232 10 1    1551         35000   SH           DEFINED   Nos. 1 & 2     35000
CINCINNATI FINL CORP     COM        172062 10 1    351          10000   SH           DEFINED   Nos. 1 & 2     10000
COMCAST CORP             COM        20030N 10 1    1665         58000   SH           DEFINED   Nos. 1 & 2     58000
CONOCOPHILLIPS           COM        20825C 10 4    2680         50000   SH           DEFINED   Nos. 1 & 2     50000
COX COMMUNICATION        COM        224044-10-7    3111        100000   SH           DEFINED   Nos. 1 & 2    100000
DUKE ENERGY CORP         COM        264399 10 6    1454        100000   SH           DEFINED   Nos. 1 & 2    100000
EDISON INTL              COM        281020 10 7    685          50000   SH           DEFINED   Nos. 1 & 2     50000
FEDERAL HM LN MTG CORP   COM        313400 30 1    15930       300000   SH           DEFINED   Nos. 1 & 2    300000
FEDERAL NATL MTG         COM        313586 10 9    5882         90000   SH           DEFINED   Nos. 1 & 2     90000
FIDELITY NATL FINL       COM        316326 10 7    1654         48000   SH           DEFINED   Nos. 1 & 2     48000
FLEET BOSTON FIN CORP    COM        339030 10 8    4776        200000   SH           DEFINED   Nos. 1 & 2    200000
GENERAL ELECTRIC CO.     COM        369604 10 3    765          30000   SH           DEFINED   Nos. 1 & 2     30000
GEORGIA PAC CORP         COM        373298 10 8    278          20000   SH           DEFINED   Nos. 1 & 2     20000

GLAXOSMITHKLINE          COM        37733W 10 5    1760         50000   SH           DEFINED   Nos. 1 & 2     50000
HARTFORD FIN SVCS GRP    COM        416515 10 4    3176         90000   SH           DEFINED   Nos. 1 & 2     90000
HOME DEPOT               COM        437076 10 2    731          30000   SH           DEFINED   Nos. 1 & 2     30000
HOUSEHOLD INTL           COM        441815 10 7    4242        150000   SH           DEFINED   Nos. 1 & 2    150000
JP MORGAN CHASE & CO.    COM        46625H 10 0    3344        141000   SH           DEFINED   Nos. 1 & 2    141000
JOHNSON & JOHNSON        COM        478160 10 4    2315         40000   SH           DEFINED   Nos. 1 & 2     40000
KROGER CO.               COM        501044 10 1    921          70000   SH           DEFINED   Nos. 1 & 2     70000
ELI LILLY                COM        532457 10 87   2286         32000   SH           DEFINED   Nos. 1 & 2     32000
MACERICH CO.             COM        554382 10 1    1584         50000   SH           DEFINED   Nos. 1 & 2     50000
MCDONALDS CORP           COM        580135 10 1    723          50000   SH           DEFINED   Nos. 1 & 2     50000
MERCK & CO.              COM        589331 10 7    1753         32000   SH           DEFINED   Nos. 1 & 2     32000
MERRILL LYNCH            COM        590188 10 8    2124         60000   SH           DEFINED   Nos. 1 & 2     60000
MONSANTO CO              COM        61166W 10 1    1640        100000   SH           DEFINED   Nos. 1 & 2    100000
THE MONY GROUP           COM        615337 10 2    1045         50000   SH           DEFINED   Nos. 1 & 2     50000
MORGAN STANLEY DEAN      COM        617446 44 8    4218        110000   SH           DEFINED   Nos. 1 & 2    110000
NORTEL NETWORKS          COM        656568 10 2    21           10000   SH           DEFINED   Nos. 1 & 2     10000
PG&E CORP                COM        69331C 10 8    1345        100000   SH           DEFINED   Nos. 1 & 2    100000
PPL CORP                 COM        69351T 10 6    1781         50000   SH           DEFINED   Nos. 1 & 2     50000
PEPSICO INC              COM        713448 10 8    7856        196000   SH           DEFINED   Nos. 1 & 2    196000
PFIZER INC               COM        717081 10 3    14645       470000   SH           DEFINED   Nos. 1 & 2    470000
PHARMACIA                COM        71713U 10 2    1732         40000   SH           DEFINED   Nos. 1 & 2     40000
PINNACLE WEST CAP CORP   COM        723484 10 1    3324        100000   SH           DEFINED   Nos. 1 & 2    100000
PLUM CREEK TIMBER CO.    COM        729251 10 8    1728         80000   SH           DEFINED   Nos. 1 & 2     80000
ROYAL DUTCH SHELL PLC    COM        780259 20 6    5705        140000   SH           DEFINED   Nos. 1 & 2    140000
SCHERING PLOUGH          COM        806605 10 1    4992        280000   SH           DEFINED   Nos. 1 & 2    280000
SEARS, ROEBUCK           COM        812387 10 8    1691         70000   SH           DEFINED   Nos. 1 & 2     70000
SIERRA PAC RES           COM        826428 10 4    159          50000   SH           DEFINED   Nos. 1 & 2     50000
STARWOOD HOTELS          COM        85590A 20 3    761          32000   SH           DEFINED   Nos. 1 & 2     32000
TXU CORP                 COM        873168 10 8    321          18000   SH           DEFINED   Nos. 1 & 2     18000
TENET HEALTHCARE         COM        88033G 10 0    418          25000   SH           DEFINED   Nos. 1 & 2     25000
USG CORP                 COM        903293 40 5    83           20000   SH           DEFINED   Nos. 1 & 2     20000
WFS FINANCIAL            COM        92923B 10 6    213          11000   SH           DEFINED   Nos. 1 & 2     11000
WELLS FARGO & CO.        COM        949746 10 1    8998        200000   SH           DEFINED   Nos. 1 & 2    200000
WESTCORP                 COM        957907 10 8    71136      3831000   SH           DEFINED   Nos. 1 & 2   3831000
WYETH                    COM        983024 10 0    3782        100000   SH           DEFINED   Nos. 1 & 2    100000
YUM BRANDS               COM        988498 10 1    974          40000   SH           DEFINED   Nos. 1 & 2     40000